UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Investment Company Act file number: 811-08659

The Henssler Funds, Inc.

(Exact name of Registrant as specified in charter)

3735 Cherokee Street, Kennesaw, Georgia 30144

(Address of principal executive offices) (Zip code)

Gene W. Henssler, 3735 Cherokee Street, Kennesaw, Georgia 30144
(Name and Address of Agent for Service)

With copy to:
Pascual LLC

Tower Place 100

3340 Peachtree Road, N.E.

Suite 1690

Atlanta, GA 30326

Registrant’s Telephone Number, including Area Code: (800) 936-3863

Date of fiscal year end: April 30

Date of reporting period: November 1, 2018 – January 31, 2019

Item 1 – Schedule of Investments.

THE HENSSLER EQUITY FUND
SCHEDULE OF INVESTMENTS
January 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.92%
Communication Services - 0.61%
Media - 0.61%
WPP PLC - Sponsored ADR	3,700	$212,010

Total Communication Services		212,010
Consumer Discretionary - 10.82%
Auto Components - 0.82%
Magna International, Inc.	5,400	285,714

Distributors - 0.86%
Genuine Parts Co.	3,000	299,460

Diversified Consumer Services - 0.87%
Service Corp. International	7,100	304,732

Hotels, Restaurants & Leisure - 0.63%
Cheesecake Factory, Inc.	4,900	219,912

Household Durables - 0.94%
Whirlpool Corp.	2,450	325,874

Leisure Products - 0.73%
Sturm Ruger & Co., Inc.	4,700	256,056

Multiline Retail - 0.82%
Big Lots, Inc.	9,100	287,014

Specialty Retail - 4.42%
Five Below, Inc.(1)	2,600	321,698
Foot Locker, Inc.	5,000	279,450
Monro, Inc.	4,500	322,470
Ulta Beauty, Inc.(1)	1,000	291,920
Williams-Sonoma, Inc.	6,000	326,580
		1,542,118
Textiles, Apparel & Luxury Goods - 0.73%
Capri Holdings, Ltd.(1)	6,000	254,880

Total Consumer Discretionary		3,775,760
Consumer Staples - 3.82%
Food Products - 2.21%
Campbell Soup Co.	6,100	216,123
Ingredion, Inc.	2,100	207,900
Sanderson Farms, Inc.	2,800	344,680
		768,703
Household Products - 1.00%
Church & Dwight Co., Inc.	5,400	348,894

Tobacco - 0.61%
Universal Corp.	3,700	213,490

Total Consumer Staples		1,331,087
Energy - 3.92%
Energy Equipment & Services - 1.72%
Dril-Quip, Inc.(1)	16,000	599,040

	Shares	Value
Oil, Gas & Consumable Fuels - 2.20%
World Fuel Services Corp.	30,800	$766,612

Total Energy		1,365,652
Financials - 15.92%
Banks - 3.99%
Commerce Bancshares, Inc.	6,360	380,328
Cullen/Frost Bankers, Inc.	3,700	359,936
East West Bancorp, Inc.	6,400	322,048
South State Corp.	5,000	331,750
		1,394,062
Capital Markets - 1.07%
CBOE Holdings, Inc.	4,000	373,080

Insurance - 8.49%
Assurant, Inc.	4,800	462,672
CNA Financial Corp.	8,100	371,466
Hanover Insurance Group, Inc.	4,300	490,372
Hartford Financial Services Group, Inc.	8,100	380,052
Principal Financial Group, Inc.	8,400	420,588
Reinsurance Group of America, Inc.	2,900	418,905
Torchmark Corp.	5,000	418,800
		2,962,855
Thrifts & Mortgage Finance - 2.37%
Oritani Financial Corp.	28,600	482,196
Washington Federal, Inc.	11,800	343,262
		825,458
Total Financials		5,555,455
Health Care - 8.39%
Biotechnology - 0.89%
United Therapeutics Corp.(1)	2,700	311,391

Health Care Equipment & Supplies - 3.38%
DENTSPLY SIRONA, Inc.	5,600	234,920
Masimo Corp.(1)	2,500	310,975
Varian Medical Systems, Inc.(1)	3,000	396,090
West Pharmaceutical Services, Inc.	2,200	238,194
		1,180,179
Health Care Providers & Services - 2.34%
AmerisourceBergen Corp.	3,200	266,784
Patterson Cos., Inc.	12,200	271,938
WellCare Health Plans, Inc.(1)	1,000	276,480
		815,202
Life Sciences Tools & Services - 1.78%
ICON PLC(1)	2,600	363,688
Mettler-Toledo International, Inc.(1)	400	255,264
		618,952
Total Health Care		2,925,724
Industrials - 14.60%
Aerospace & Defense - 1.89%
Curtiss-Wright Corp.	2,600	295,152
HEICO Corp. - Class A	5,200	364,156
		659,308
Airlines - 0.92%
Alaska Air Group, Inc.	5,000	319,750

Building Products - 1.94%
Lennox International, Inc.	1,450	332,456

	Shares	Value
Building Products - 1.94% (continued)
Simpson Manufacturing Co., Inc.	5,600	$343,728
		676,184
Commercial Services & Supplies - 1.96%
Copart, Inc.(1)	6,300	318,969
Healthcare Services Group, Inc.	8,400	366,408
		685,377
Construction & Engineering - 0.67%
Fluor Corp.	6,400	234,048

Electrical Equipment - 1.88%
Acuity Brands, Inc.	3,000	362,730
Hubbell, Inc.	2,673	292,239
		654,969
Machinery - 2.33%
Snap-on, Inc.	2,600	431,574
Woodward, Inc.	4,200	381,570
		813,144
Professional Services - 0.90%
Nielsen Holdings PLC	12,300	315,864

Road & Rail - 1.18%
Landstar System, Inc.	4,050	411,399

Trading Companies & Distributors - 0.93%
Watsco, Inc.	2,200	324,456

Total Industrials		5,094,499
Information Technology - 16.73%
Communications Equipment - 1.90%
F5 Networks, Inc.(1)	4,120	663,114

Electronic Equipment, Instruments & Components - 3.16%
Cognex Corp.	16,200	737,100
Coherent, Inc.(1)	3,100	366,420
		1,103,520
IT Services - 5.23%
MAXIMUS, Inc.	12,500	876,625
NIC, Inc.	57,700	946,280
		1,822,905
Semiconductors & Semiconductor Equipment - 1.71%
First Solar, Inc.(1)	11,800	596,962

Software - 4.73%
Check Point Software Technologies, Ltd.(1)	7,650	856,188
Teradata Corp.(1)	17,900	794,402
		1,650,590
Total Information Technology		5,837,091
Materials - 7.21%
Chemicals - 2.06%
Eastman Chemical Co.	8,900	717,518

Containers & Packaging - 5.15%
Avery Dennison Corp.	9,100	950,495
Silgan Holdings, Inc.	30,700	847,934
		1,798,429
Total Materials		2,515,947

	Shares	Value
Real Estate - 10.13%
Equity Real Estate Investment Trusts (REITs) - 10.13%
Extra Space Storage, Inc.	9,000	$887,490
LTC Properties, Inc.	17,300	820,712
Mid-America Apartment Communities, Inc.	8,800	891,264
Weingarten Realty Investors	32,600	935,294
		3,534,760
Total Real Estate		3,534,760
Utilities - 6.77%
Electric Utilities - 1.08%
ALLETE, Inc.	4,900	377,006

Gas Utilities - 2.25%
Atmos Energy Corp.	3,900	380,757
New Jersey Resources Corp.	8,300	402,550
		783,307
Multi-Utilities - 1.97%
MDU Resources Group, Inc.	12,000	308,520
WEC Energy Group, Inc.	5,200	379,756
		688,276
Water Utilities - 1.47%
American States Water Co.	7,600	514,672

Total Utilities		2,363,261

TOTAL COMMON STOCKS
(COST $31,827,885)		34,511,246

SHORT TERM INVESTMENTS - 0.49%
Federated Government Obligations Fund - Institutional Shares, 7-day Yield 2.26%	169,128	169,128

TOTAL SHORT TERM INVESTMENTS
(COST $169,128)		169,128

TOTAL INVESTMENTS (99.41%)		34,680,374
(COST $31,997,013)

OTHER ASSETS IN EXCESS OF LIABILITIES (0.59%)		205,994

NET ASSETS (100.00%)		$34,886,368

(1)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

Notes to Quarterly Schedule of Investments

January 31, 2019 (Unaudited)

1. ORGANIZATION

The Henssler Funds, Inc. (the “Company”) was incorporated under the laws of the state of Maryland on February 12, 1998, and consists solely of The Henssler Equity Fund (“The Fund”). The Company is registered as a no-load, open-end diversified management investment company of the series type under the Investment Company Act of 1940, as amended (the “1940 Act”). The Company has an authorized capital of 500,000,000 shares, classified as shares of common stock with a par value of $.0001 per share; 100,000,000 shares of which have been classified as shares of common stock of The Fund. The Fund offers Investor Class and Institutional Class shares. The Institutional Class commenced operations on June 15, 2011. The Fund’s investment strategy is to seek growth of capital.

All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by The Fund. These policies are in conformity with principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financials Services- Investment Companies.

Accounting Estimates — In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure for contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investment Valuation — Equity securities including common stocks and exchange-traded funds that are listed on a national securities exchange or quoted on the NASDAQ National Market System are valued at the last sale price on the day the valuation is made or, if no sale is reported, at the latest bid price and are classified as Level 1 of the fair value hierarchy. Shares of a registered investment company, including money market funds, that are not traded on an exchange are valued at that investment company’s net asset value per share and are classified as Level 1 of the hierarchy. Valuations of variable and fixed income securities supplied by independent pricing services approved by The Fund’s Board of Directors (the “Board”) are classified as Level 2 of the hierarchy. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by or under the direction of the Board and would be classified as Level 2 or 3 within the hierarchy, depending on the inputs used. Securities with maturities of sixty (60) days or less are valued at amortized cost as Level 1 or 2 within the hierarchy. See Fair Value Measurements section in the notes for additional information used to value The Fund’s investments.

Federal Income Taxes — For federal income tax purposes, The Fund currently qualifies, and intends to remain qualified, as a Regulated Investment Company (“RIC”) under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its investment company taxable net income including realized gain, not offset by capital loss carry forwards, if any, to its shareholders. Accordingly, no provision for federal income or excise taxes has been made.

Distributions to Shareholders — Distributions from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from GAAP. Distributions to shareholders are recorded on the ex-dividend date.

Reclassifications — GAAP requires certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

Other — Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to The Fund, and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with The Fund’s understanding of the applicable country’s tax rules and rates.

Expenses that are specific to a class of shares of The Fund are charged directly to the share class. The Fund’s realized and unrealized gains and losses, net investment income, and expenses other than class specific expenses, are allocated daily to each class in proportion to its average daily net assets.

Fair Value Measurements — A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of The Fund’s investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 - Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 - Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 - Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value The Fund’s investments as of January 31, 2019:

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$34,511,246	$–	$–	$34,511,246
Short-Term Investments	169,128	–	–	169,128
TOTAL	$34,680,374	$–	$–	$34,680,374

*	See Schedule of Investments for industry classification.

For the nine months ended January 31, 2019, The Fund did not have significant unobservable inputs (Level 3) used in determining fair value.

Item 2 - Controls and Procedures.

(a)	The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the date of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Henssler Funds, Inc.

By:	/s/ Gene W. Henssler
Gene W. Henssler
President and Principal Executive Officer

Date:	March 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

The Henssler Funds, Inc.

By:	/s/ Gene W. Henssler
Gene W. Henssler
President and Principal Executive Officer

Date:	March 25, 2019

By:	/s/ Patricia T. Henssler
Patricia T. Henssler
Treasurer and Principal Financial Officer

Date:	March 25, 2019